Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal
Current	$ 907	$ 1,105	$ 765
Deferred	689	(339)	(499)
Federal income tax	1,596	766	266
State
Current	186	200	175
Deferred	59	(31)	(46)
State income tax	245	169	129
Total income tax provision	1,841	935	395
Reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company's applicable income tax expense
Tax at statutory rate	2,320	1,470	921
State income tax, at statutory rates, net of federal tax benefit	159	110	84
Tax effect of
Tax credits, net of related expenses	(458)	(462)	(421)
Tax-exempt income	(226)	(214)	(202)
Noncontrolling interests	29	18	(11)
Other items	17	13	24
Applicable income taxes	1,841	935	395
Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances
Balance at beginning of period	532	440	283
Additions for tax positions taken in prior years	24	116	31
Additions for tax positions taken in the current year	2	30	145
Exam resolutions	(70)		(12)
Statute expirations	(9)	(54)	(7)
Unrecognized Tax Benefits	479	532	440
Deferred Tax Assets
Allowance for credit losses	1,872	2,100
Securities available-for-sale and financial instruments	85	393
Accrued expenses	399	317
Stock compensation	203	201
Pension and postretirement benefits	281	113
Federal, state and foreign net operating loss carryforwards	26	52
Partnerships and other investment assets	571	429
Other deferred tax assets, net	96	284
Gross deferred tax assets	3,533	3,889
Deferred Tax Liabilities
Leasing activities	(3,048)	(2,269)
Goodwill and other intangible assets	(517)	(407)
Mortgage servicing rights	(522)	(311)
Loans	(175)	(139)
Fixed assets	(169)	(113)
Other deferred tax liabilities, net	(176)	(176)
Gross deferred tax liabilities	(4,607)	(3,415)
Valuation allowance	(51)	(50)
Net deferred tax assets (liabilities)	$ (1,125)	$ 424